Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks and other	$ 2,096	$ 2,025
Total	22,134	20,920
Finite-Lived Intangible Assets [Line Items]
Gross Amount	20,038	18,895
Accumulated Amortization	6,251	5,236
Service Portfolios [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	2,178	1,995
Accumulated Amortization	1,534	1,344
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	399	378
Accumulated Amortization	233	201
Collaboration [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	4,109	3,724
Accumulated Amortization	384	211
Customer Relationships and Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	13,352	12,798
Accumulated Amortization	$ 4,100	$ 3,480